Property and Equipment (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended
	Nov. 30, 2014	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2016	Jan. 31, 2015	Apr. 30, 2015
Depreciation		$ 31,000	$ 52,000	$ 95,000	$ 166,000
Capital Leased Assets, Gross		124,000		$ 124,000		$ 124,000
Monthly Capital Lease Payment	$ 3,000
Capital Lease Minimum Lease Payment Percentage				5.00%
Equipment Leased to Other Party [Member]
Capital Leases, Balance Sheet, Assets by Major Class, Net, Total	$ 149,000
Assets Held under Capital Leases [Member]
Depreciation		$ 6,000	$ 6,000	$ 19,000	$ 12,000